Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Income Statement [Abstract]
Revenues	$ 2,179,189	$ 2,683,126	$ 2,124,496
Cost of revenues	1,731,944	1,798,198	1,437,661
Gross profit	447,245	884,928	686,835
Operating expenses:
Selling and marketing expenses	37,424	24,773	16,822
General and administrative expenses (including general and administrative expenses from related parties of nil, nil and US$1,451,182 for the years ended July 31, 2024, 2025 and 2026)	6,121,599	634,105	551,353
Total operating expenses	6,159,023	658,878	568,175
Income/(loss) from operations	(5,711,778)	226,050	118,660
Interest expense, net	(213,151)	(13,905)	(48,329)
Other income/ (expense), net	105,790	(2,234)	82,896
Total other income/(expense), net	(107,361)	(16,139)	34,567
Income/(loss) before income taxes	(5,819,139)	209,911	153,227
Income tax expenses	23,610
Net income/(loss)	(5,842,749)	209,911	153,227
Other comprehensive income:
Foreign currency translation adjustment, net of tax of nil	127,461	64,567	(30,932)
Comprehensive income/(loss)	$ (5,715,288)	$ 274,478	$ 122,295
Earnings/(loss) per share
Earnings/(loss) per share, basic	$ (0.6480)	$ 0.0425	$ 0.0359
Earnings/(loss) per share, diluted	$ (0.6480)	$ 0.0425	$ 0.0359
Weighted average number of ordinary shares, basic	9,016,565	4,943,920	4,273,183
Weighted average number of ordinary shares, diluted	9,016,565	4,943,920	4,273,183